UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31,2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-JAN-06

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          121

Form 13F Information Table Value Total:      $139,069

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2054 28276.000SH       SOLE                  750.000         27576.000
                                                               109 1500.000 SH       DEFINED 0001091923                     1500.000
AFLAC Inc.                     COM              001055102     4491 94566.000SH       SOLE                 1880.000         92861.000
                                                               142 3000.000 SH       DEFINED 0001091923                     3000.000
Abbott Laboratories            COM              002824100      228 5300.000 SH       SOLE                                   5300.000
                                                                43 1000.000 SH       DEFINED 0001091923                     1000.000
Alberto Culver Co CL A         COM              013068101     2121 48235.000SH       SOLE                  950.000         47385.000
                                                                65 1475.000 SH       DEFINED 0001091923                     1475.000
Alltel Corp                    COM              020039103     2511 42515.000SH       SOLE                 1375.000         41290.000
                                                                35  600.000 SH       DEFINED 0001091923                      600.000
Amerada Hess Corp.             COM              023551104     1003 6520.000 SH       SOLE                  665.000          5955.000
                                                                58  380.000 SH       DEFINED 0001091923                      380.000
American Express Co.           COM              025816109     3086 58581.223SH       SOLE                 1530.000         57176.223
                                                                97 1845.000 SH       DEFINED 0001091923                     1845.000
Ameriprise Financial           COM              03076c106      430 10352.000SH       SOLE                  291.000         10086.000
                                                                15  369.000 SH       DEFINED 0001091923                      369.000
Amgen                          COM              031162100      322 4450.000 SH       SOLE                                   4450.000
                                                                18  250.000 SH       DEFINED 0001091923                      250.000
Anheuser-Busch Co.             COM              035229103     1210 28797.000SH       SOLE                 1175.000         27722.000
                                                                41  970.000 SH       DEFINED 0001091923                      970.000
Auto Data Processing           COM              053015103     2197 48915.342SH       SOLE                 1600.000         47440.342
                                                                88 1950.000 SH       DEFINED 0001091923                     1950.000
Bank of America Corp.          COM              060505104     3951 88826.000SH       SOLE                 2050.000         86976.000
                                                              1407 31635.000SH       DEFINED 0001091923                    31635.000
Bear Stearns Cos. Inc.         COM              073902108     3193 25365.000SH       SOLE                  800.000         24640.000
                                                                66  525.000 SH       DEFINED 0001091923                      525.000
C.R. Bard Inc.                 COM              067383109     2045 31725.000SH       SOLE                 1075.000         30700.000
                                                                60  925.000 SH       DEFINED 0001091923                      925.000
Cisco Systems, Inc.            COM              17275R102      912 48293.000SH       SOLE                 2025.000         46268.000
                                                                 6  300.000 SH       DEFINED 0001091923                      300.000
Citigroup, Inc.                COM              172967101     2217 47359.762SH       SOLE                 1325.000         46184.762
                                                                87 1850.000 SH       DEFINED 0001091923                     1850.000
Colgate Palmolive              COM              194162103      349 6300.000 SH       SOLE                                   6300.000
Danaher Corp.                  COM              235851102     3528 62115.000SH       SOLE                 1675.000         60590.000
                                                               108 1895.000 SH       DEFINED 0001091923                     1895.000
Dell Inc.                      COM              24702r101     1196 40325.000SH       SOLE                 1400.000         38925.000
                                                                43 1450.000 SH       DEFINED 0001091923                     1450.000
Disney (Walt) Holding Co.      COM              254687106     2078 81620.000SH       SOLE                 2425.000         79445.000
                                                               152 5980.000 SH       DEFINED 0001091923                     5980.000
Ecolab Inc.                    COM              278865100     2356 65947.000SH       SOLE                 2475.000         63697.000
                                                                35  975.000 SH       DEFINED 0001091923                      975.000
Electronic Arts, Inc.          COM              285512109     1499 26610.000SH       SOLE                  900.000         25810.000
                                                                42  750.000 SH       DEFINED 0001091923                      750.000
Emerson Electric Company       COM              291011104      233 3025.000 SH       SOLE                                   3025.000
Exxon Mobil Corp.              COM              30231G102     4554 72158.107SH       SOLE                  900.000         71258.107
                                                               543 8610.000 SH       DEFINED 0001091923                     8610.000
Federal Express Corporation    COM              31428X106     2926 28620.000SH       SOLE                  600.000         28070.000
                                                                38  375.000 SH       DEFINED 0001091923                      375.000
First Data                     COM              319963104     2256 49700.000SH       SOLE                 1350.000         48475.000
                                                                68 1500.000 SH       DEFINED 0001091923                     1500.000
General Electric Co.           COM              369604103     4336 131667.207SH      SOLE                 2300.000        129567.207
                                                               473 14375.000SH       DEFINED 0001091923                    14375.000
GlaxoSmithKline ADR            ADR              37733W105      633 12368.000SH       SOLE                                  12368.000
                                                               157 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102     2824 70607.881SH       SOLE                 1250.000         69357.881
                                                               113 2820.000 SH       DEFINED 0001091923                     2820.000
Intel Corp                     COM              458140100     2057 95024.000SH       SOLE                 3075.000         92224.000
                                                                99 4595.000 SH       DEFINED 0001091923                     4595.000
Ishares Cohen Steers Realty Fd COM              464287564      324 4051.000 SH       SOLE                                   4051.000
                                                                22  280.000 SH       DEFINED 0001091923     80.000           200.000
Ishares Goldman Sachs          COM              464287374      264 2620.000 SH       SOLE                                   2620.000
Ishares MSCI EAFE Index Fund   COM              464287465     2408 38340.000SH       SOLE                                  38340.000
                                                               169 2690.000 SH       DEFINED 0001091923     90.000          2600.000
Ishares MSCI Emerging Mkts Ind COM              464287234     2002 19993.000SH       SOLE                                  19993.000
                                                               113 1133.000 SH       DEFINED 0001091923     33.000          1100.000
Ishares S&P Mid Cap 400        COM              464287507     2728 35125.000SH       SOLE                                  35125.000
                                                               173 2225.000 SH       DEFINED 0001091923    150.000          2075.000
Ishares S&P Small Cap 600      COM              464287804     1965 31478.000SH       SOLE                                  31478.000
                                                                91 1460.000 SH       DEFINED 0001091923    135.000          1325.000
Johnson & Johnson              COM              478160104     2041 34950.000SH       SOLE                  900.000         34125.000
                                                                98 1675.000 SH       DEFINED 0001091923                     1675.000
Johnson Controls Inc.          COM              478366107     1918 27196.000SH       SOLE                  900.000         26296.000
                                                                74 1050.000 SH       DEFINED 0001091923                     1050.000
L 3 Communications Holdings, I COM              502424104     1839 23335.000SH       SOLE                  850.000         22585.000
                                                                49  625.000 SH       DEFINED 0001091923                      625.000
Marriott Intl Inc New CL A     COM              571903202      309 4600.000 SH       SOLE                                   4600.000
McGraw-Hill Inc.               COM              580645109     4117 79861.000SH       SOLE                 1925.000         78136.000
                                                               185 3590.000 SH       DEFINED 0001091923                     3590.000
Microsoft Corp.                COM              594918104     3423 122247.000SH      SOLE                 3100.000        119447.000
                                                               137 4900.000 SH       DEFINED 0001091923                     4900.000
P P G Industries Inc.          COM              693506107     1562 26355.000SH       SOLE                  925.000         25430.000
                                                                44  750.000 SH       DEFINED 0001091923                      750.000
PepsiCo Inc.                   COM              713448108     2833 49155.000SH       SOLE                 1395.000         47880.000
                                                               549 9525.000 SH       DEFINED 0001091923                     9525.000
Pfizer Inc.                    COM              717081103     1842 70995.766SH       SOLE                 1850.000         69320.766
                                                               263 10125.000SH       DEFINED 0001091923                    10125.000
Pitney-Bowes Inc.              COM              724479100      361 8500.000 SH       SOLE                                   8500.000
Procter & Gamble Co.           COM              742718109     2657 44930.000SH       SOLE                  316.000         44735.000
                                                               336 5674.000 SH       DEFINED 0001091923                     5674.000
Quest Diagnostics              COM              74834l100     3284 66315.000SH       SOLE                 1425.000         65040.000
                                                               102 2050.000 SH       DEFINED 0001091923                     2050.000
Schlumberger Ltd.              COM              806857108     4777 36566.302SH       SOLE                 1120.000         35546.302
                                                               276 2115.000 SH       DEFINED 0001091923                     2115.000
Sigma Aldrich Corp.            COM              826552101      225 3475.000 SH       SOLE                                   3475.000
                                                                 6  100.000 SH       DEFINED 0001091923                      100.000
Sony Corp. ADR American SHS Ne ADR              835699307      407 8180.000 SH       SOLE                                   8180.000
                                                                75 1500.000 SH       DEFINED 0001091923                     1500.000
Southern Company               COM              842587107     3890 110858.829SH      SOLE                 2375.000        108758.829
                                                               451 12865.000SH       DEFINED 0001091923                    12865.000
Standard & Poor's 500 Dep. Rec COM              78462f103      605 4710.000 SH       SOLE                                   4710.000
                                                                21  165.000 SH       DEFINED 0001091923    165.000
Streetracks Gold Trust         COM              863307104      213 3750.000 SH       SOLE                                   3750.000
Stryker Corp.                  COM              863667101     5020 100085.000SH      SOLE                 1925.000         98310.000
                                                                90 1800.000 SH       DEFINED 0001091923                     1800.000
Tortoise Energy Infrastructure COM              89147l100     2689 92339.158SH       SOLE                 2200.000         90389.158
                                                                87 3000.000 SH       DEFINED 0001091923                     3000.000
US BANCORP DEL COM NEW         COM              902973304      267 9000.000 SH       DEFINED 0001091923                     9000.000
United Healthcare Corp.        COM              91324p102     3205 55475.000SH       SOLE                 1675.000         53950.000
                                                                84 1450.000 SH       DEFINED 0001091923                     1450.000
United Technologies Corp.      COM              913017109     3294 56435.000SH       SOLE                 1000.000         55535.000
                                                               206 3530.000 SH       DEFINED 0001091923                     3530.000
Unizan Financial Corp.         COM              91528W101      216 8000.000 SH       SOLE                                   8000.000
Wachovia Corp New              COM              929903102      406 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     3051 65734.000SH       SOLE                 1300.000         64559.000
                                                               103 2210.000 SH       DEFINED 0001091923                     2210.000
Walgreen Company               COM              931422109     2113 49348.000SH       SOLE                 1405.000         48068.000
                                                               165 3855.000 SH       DEFINED 0001091923                     3855.000
Washington Mutual, Inc.        COM              939322103      275 6509.000 SH       SOLE                  100.000          6409.000
                                                                39  925.000 SH       DEFINED 0001091923                      925.000
Weyerhaeuser Co.               COM              962166104     1457 20700.000SH       SOLE                  350.000         20475.000
                                                                67  950.000 SH       DEFINED 0001091923                      950.000